Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Lives

Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the related assets per the following table.

Category	Depreciation Term
Call center equipment	5 years
Computer and office equipment	5 years
Furniture and fixtures	7 years
Library (online)	3 years
Software	5 years

Schedule of Reclassifications

As a result, the following reclassification was made for the quarter ended July 31, 2013:

Revenue as		Revenue as
Originally Reported	Adjustment	Adjusted

$929,993	$28,794	$901,199

The Company reclassified $103,711, from Cost of Revenues to General and Administrative, both within Operating Expenses for the three months ending July 31, 2013, to conform to the current period presentation.

	For the 3 Months ended July 31, 2013
	Reclassifications

		Dues,	Internet
	As Previously	Fees, &	Related	Marketing	Library	As
	Reported	Licenses	Expense	Fees	Services	Reclassified

Operating Expenses:
Instructional	224,381	(30,335)	(31,576)		200	162,670
Marketing	335,089			(42,000)		293,089
Cost of Revenues	$559,470	(30,335)	(31,576)	(42,000)	200	$455,759
General and administrative	1,373,056	30,335	31,576	42,000	(200)	1,476,767
Depreciation and amortization	109,435					109,435
Total Operating Expenses	$2,041,961					$2,041,961

For the year ended December 31, 2012, the Company reclassified $273,225, from Cost of Revenues to General and Administrative, both within Operating Expenses:

	For the Year Ended December 31, 2012
	Reclassifications
					Financial
	As	Dues,		Executive	Aid
	Previously	Fees, &	Consulting	Academic	Processing	As
	Reported	Licenses	Expense	Chair	Costs	Reclassified
Operating Expenses:
Cost of Revenues	$2,342,037	(32,234)	(111,927)	(105,500)	(23,564)	$2,068,812
General and administrative	5,235,282	32,234	111,927	105,500	23,564	5,508,507
Receivable Collateral Valuation Reserve	502,315					502,315
Depreciation and amortization	397,923					397,923
Total Operating Expenses	$8,477,557					$8,477,557